Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Under a policy adopted by our Board, we have adopted the following equity award grant practices and procedures. We do not time our equity grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of awards. We generally make awards only on pre-determined dates to ensure that equity awards cannot be timed to take advantage of material, nonpublic information.
Award Timing Method	We generally make awards only on pre-determined dates to ensure that equity awards cannot be timed to take advantage of material, nonpublic information.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time our equity grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of awards.
MNPI Disclosure Timed for Compensation Value	false